Transactions and Balances with Related Parties (Details) - Chief Executive Officer [Member] - USD ($) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Transactions and Balances with Related Parties (Details) [Line Items]
Termination payment	$ 1,614
Litigation settlement		$ 2,500